Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial liabilities [line items]
Other financial liabilities	¥ 175,410	¥ 167,025
Current liabilities	115,405	119,784
Non-current liabilities	60,005	47,241
Other financial liabilities	175,410	167,025
Financial liabilities measured at amortized cost [member] | Lease obligations [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	72,623	69,364
Other financial liabilities	72,623	69,364
Financial liabilities measured at amortized cost [member] | Other [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	50,001	42,585
Other financial liabilities	50,001	42,585
Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	52,786	55,076
Other financial liabilities	¥ 52,786	¥ 55,076